Contract Liabilities - Schedule of Contract Liabilities (Details)	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Schedule of Contract Liabilities [Abstract]
Advance from customers
Total